Notes to the consolidated statements of income - Net interest (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Notes to the consolidated statements of income
Interest expense	€ 104,131,000	€ 121,414,000
Interest income	€ 24,155,000	€ 28,686,000